Summary of Significant Accounting Policies - Schedule of Entities (Table) (Details)	12 Months Ended
Dec. 31, 2017
Libra Shipping Enterprises Corporation
Entity Information [Line Items]
Vessel name	Navios Libra II
Country of incorporation	Marshall Is.
Statements of income
2017	1/01 - 12/31
2016	1/01 - 12/31
2015	1/01 - 12/31
Alegria Shipping Corporation
Entity Information [Line Items]
Vessel name	Navios Alegria
Country of incorporation	Marshall Is.
Statements of income
2017	1/01 - 12/31
2016	1/01 - 12/31
2015	1/01 - 12/31
Felicity Shipping Corporation
Entity Information [Line Items]
Vessel name	Navios Felicity
Country of incorporation	Marshall Is.
Statements of income
2017	1/01 - 12/31
2016	1/01 - 12/31
2015	1/01 - 12/31
Gemini Shipping Corporation
Entity Information [Line Items]
Vessel name	Navios Gemini S	[1]
Country of incorporation	Marshall Is.
Statements of income
2017	1/01 - 12/31
2016	1/01 - 12/31
2015	1/01 - 12/31
Galaxy Shipping Corporation
Entity Information [Line Items]
Vessel name	Navios Galaxy I
Country of incorporation	Marshall Is.
Statements of income
2017	1/01 - 12/31
2016	1/01 - 12/31
2015	1/01 - 12/31
Aurora Shipping Enterprises Ltd.
Entity Information [Line Items]
Vessel name	Navios Hope
Country of incorporation	Marshall Is.
Statements of income
2017	1/01 - 12/31
2016	1/01 - 12/31
2015	1/01 - 12/31
Palermo Shipping S.A.
Entity Information [Line Items]
Vessel name	Navios Apollon	[2]
Country of incorporation	Marshall Is.
Statements of income
2017	1/01 - 04/21
2016	1/01 - 12/31
2015	1/01 - 12/31
Fantastiks Shipping Corporation
Entity Information [Line Items]
Vessel name	Navios Fantastiks
Country of incorporation	Marshall Is.
Statements of income
2017	1/01 - 12/31
2016	1/01 - 12/31
2015	1/01 - 12/31
Sagittarius Shipping Corporation
Entity Information [Line Items]
Vessel name	Navios Sagittarius
Country of incorporation	Marshall Is.
Statements of income
2017	1/01 - 12/31
2016	1/01 - 12/31
2015	1/01 - 12/31
Hyperion Enterprises Inc.
Entity Information [Line Items]
Vessel name	Navios Hyperion
Country of incorporation	Marshall Is.
Statements of income
2017	1/01 - 12/31
2016	1/01 - 12/31
2015	1/01 - 12/31
Chilali Corp.
Entity Information [Line Items]
Vessel name	Navios Aurora II
Country of incorporation	Marshall Is.
Statements of income
2017	1/01 - 12/31
2016	1/01 - 12/31
2015	1/01 - 12/31
Surf Maritime Co.
Entity Information [Line Items]
Vessel name	Navios Pollux
Country of incorporation	Marshall Is.
Statements of income
2017	1/01 - 12/31
2016	1/01 - 12/31
2015	1/01 - 12/31
Pandora Marine Inc.
Entity Information [Line Items]
Vessel name	Navios Melodia
Country of incorporation	Marshall Is.
Statements of income
2017	1/01 - 12/31
2016	1/01 - 12/31
2015	1/01 - 12/31
Customized Development S.A.
Entity Information [Line Items]
Vessel name	Navios Fulvia
Country of incorporation	Liberia
Statements of income
2017	1/01 - 12/31
2016	1/01 - 12/31
2015	1/01 - 12/31
Kohylia Shipmanagement S.A.
Entity Information [Line Items]
Vessel name	Navios Luz
Country of incorporation	Marshall Is.
Statements of income
2017	1/01 - 12/31
2016	1/01 - 12/31
2015	1/01 - 12/31
Orbiter Shipping Corp.
Entity Information [Line Items]
Vessel name	Navios Orbiter
Country of incorporation	Marshall Is.
Statements of income
2017	1/01 - 12/31
2016	1/01 - 12/31
2015	1/01 - 12/31
Floral Marine Ltd.
Entity Information [Line Items]
Vessel name	Navios Buena Ventura
Country of incorporation	Marshall Is.
Statements of income
2017	1/01 - 12/31
2016	1/01 - 12/31
2015	1/01 - 12/31
Golem Navigation Limited
Entity Information [Line Items]
Vessel name	Navios Soleil
Country of incorporation	Marshall Is.
Statements of income
2017	1/01 - 12/31
2016	1/01 - 12/31
2015	1/01 - 12/31
Kymata Shipping Co.
Entity Information [Line Items]
Vessel name	Navios Helios
Country of incorporation	Marshall Is.
Statements of income
2017	1/01 - 12/31
2016	1/01 - 12/31
2015	1/01 - 12/31
Joy Shipping Corporation
Entity Information [Line Items]
Vessel name	Navios Joy
Country of incorporation	Marshall Is.
Statements of income
2017	1/01 - 12/31
2016	1/01 - 12/31
2015	1/01 - 12/31
Micaela Shipping Corporation
Entity Information [Line Items]
Vessel name	Navios Harmony
Country of incorporation	Marshall Is.
Statements of income
2017	1/01 - 12/31
2016	1/01 - 12/31
2015	1/01 - 12/31
Pearl Shipping Corporation
Entity Information [Line Items]
Vessel name	Navios Sun
Country of incorporation	Marshall Is.
Statements of income
2017	1/01 - 12/31
2016	1/01 - 12/31
2015	1/01 - 12/31
Velvet Shipping Corporation
Entity Information [Line Items]
Vessel name	Navios La Paix
Country of incorporation	Marshall Is.
Statements of income
2017	1/01 - 12/31
2016	1/01 - 12/31
2015	1/01 - 12/31
Perigiali Navigation Limited
Entity Information [Line Items]
Vessel name	Navios Beaufiks
Country of incorporation	Marshall Is.
Statements of income
2017	1/01 - 12/31
2016	12/30 - 12/31
Finian Navigation Co.
Entity Information [Line Items]
Vessel name	Navios Ace
Country of incorporation	Marshall Is.
Statements of income
2017	6/09 – 12/31
Ammos Shipping Corp.
Entity Information [Line Items]
Vessel name	Navios Prosperity I
Country of incorporation	Marshall Is.
Statements of income
2017	6/07 – 12/31
Wave Shipping Corp.
Entity Information [Line Items]
Vessel name	Navios Libertas
Country of incorporation	Marshall Is.
Statements of income
2017	7/10 – 12/31
Casual Shipholding Co.
Entity Information [Line Items]
Vessel name	Navios Sol
Country of incorporation	Marshall Is.
Statements of income
2017	7/17 – 12/31
Avery Shipping Company
Entity Information [Line Items]
Vessel name	Navios Symphony
Country of incorporation	Marshall Is.
Statements of income
2017	9/20 – 12/31
Coasters Ventures Ltd
Entity Information [Line Items]
Vessel name	Navios Christine B
Country of incorporation	Marshall Is.
Statements of income
2017	8/11 – 12/31
Ianthe Maritime S.A.
Entity Information [Line Items]
Vessel name	Navios Aster
Country of incorporation	Marshall Is.
Statements of income
2017	8/21 – 12/31
Rubina Shipping Corporation
Entity Information [Line Items]
Vessel name	Hyundai Hongkong
Country of incorporation	Marshall Is.
Statements of income
2017	1/01 - 12/31
2016	1/01 - 12/31
2015	1/01 - 12/31
Topaz Shipping Corporation
Entity Information [Line Items]
Vessel name	Hyundai Singapore
Country of incorporation	Marshall Is.
Statements of income
2017	1/01 - 12/31
2016	1/01 - 12/31
2015	1/01 - 12/31
Beryl Shipping Corporation
Entity Information [Line Items]
Vessel name	Hyundai Tokyo
Country of incorporation	Marshall Is.
Statements of income
2017	1/01 - 12/31
2016	1/01 - 12/31
2015	1/01 - 12/31
Cheryl Shipping Corporation
Entity Information [Line Items]
Vessel name	Hyundai Shanghai
Country of incorporation	Marshall Is.
Statements of income
2017	1/01 - 12/31
2016	1/01 - 12/31
2015	1/01 - 12/31
Christal Shipping Corporation
Entity Information [Line Items]
Vessel name	Hyundai Busan
Country of incorporation	Marshall Is.
Statements of income
2017	1/01 - 12/31
2016	1/01 - 12/31
2015	1/01 - 12/31
Fairy Shipping Corporation
Entity Information [Line Items]
Vessel name	YM Utmost
Country of incorporation	Marshall Is.
Statements of income
2017	1/01 - 12/31
2016	1/01 - 12/31
2015	1/01 - 12/31
Limestone Shipping Corporation
Entity Information [Line Items]
Vessel name	YM Unity
Country of incorporation	Marshall Is.
Statements of income
2017	1/01 - 12/31
2016	1/01 - 12/31
2015	1/01 - 12/31
Dune Shipping Corp.
Entity Information [Line Items]
Vessel name	MSC Cristina	[3]
Country of incorporation	Marshall Is.
Statements of income
2017	1/01 - 01/12
2016	1/01 - 12/31
2015	4/22 - 12/31
Citrine Shipping Corporation
Entity Information [Line Items]
Country of incorporation	Marshall Is.
Cavalli Navigation Inc.
Entity Information [Line Items]
Country of incorporation	Marshall Is.
Cavos Navigation Co.
Entity Information [Line Items]
Country of incorporation	Marshall Is.
Seymour Trading Limited
Entity Information [Line Items]
Country of incorporation	Marshall Is.
Goldie Services Company
Entity Information [Line Items]
Country of incorporation	Marshall Is.
Olympia II Navigation Limited
Entity Information [Line Items]
Vessel name	MOL Dominance
Country of incorporation	Marshall Is.
Statements of income
2017	05/25 – 08/29
Pingel Navigation Limited
Entity Information [Line Items]
Vessel name	MOL Delight
Country of incorporation	Marshall Is.
Statements of income
2017	05/25 – 08/29
Ebba Navigation Limited
Entity Information [Line Items]
Vessel name	MOL Destiny
Country of incorporation	Marshall Is.
Statements of income
2017	05/25 – 08/29
Clan Navigation Limited
Entity Information [Line Items]
Vessel name	MOL Devotion
Country of incorporation	Marshall Is.
Statements of income
2017	05/25 – 08/29
Sui An Navigation Limited
Entity Information [Line Items]
Vessel name	MOL Dedication
Country of incorporation	Marshall Is.
Statements of income
2017	05/25 – 08/29
Bertyl Ventures Co.
Entity Information [Line Items]
Vessel name	Navios Azure
Country of incorporation	Marshall Is.
Statements of income
2017	07/12 – 08/29
Silvanus Marine Company
Entity Information [Line Items]
Vessel name	Navios Summer
Country of incorporation	Marshall Is.
Statements of income
2017	07/12 – 08/29
Anthimar Marine Inc.
Entity Information [Line Items]
Vessel name	Navios Amarillo
Country of incorporation	Marshall Is.
Statements of income
2017	07/17 – 08/29
Enplo Shipping Limited
Entity Information [Line Items]
Vessel name	Navios Verde
Country of incorporation	Marshall Is.
Statements of income
2017	07/17 – 08/29
Morven Chartering Inc.
Entity Information [Line Items]
Vessel name	Navios Verano
Country of incorporation	Marshall Is.
Statements of income
2017	07/25 – 08/29
Rodman Maritime Corp.
Entity Information [Line Items]
Vessel name	Navios Spring
Country of incorporation	Marshall Is.
Statements of income
2017	08/03 – 08/29
Isolde Shipping Inc.
Entity Information [Line Items]
Vessel name	Navios Indigo
Country of incorporation	Marshall Is.
Statements of income
2017	08/03 – 08/29
Velour Management Corp.
Entity Information [Line Items]
Vessel name	Navios Vermilion
Country of incorporation	Marshall Is.
Statements of income
2017	08/03 – 08/29
Evian Shiptrade Ltd.
Entity Information [Line Items]
Vessel name	Navios Amaranth
Country of incorporation	Marshall Is.
Statements of income
2017	08/03 – 08/29
Prosperity Shipping Corporation | Chartered-in vessels
Entity Information [Line Items]
Vessel name	Navios Prosperity
Country of incorporation	Marshall Is.
Statements of income
2015	1/01 - 03/05
Aldebaran Shipping Corporation | Chartered-in vessels
Entity Information [Line Items]
Vessel name	Navios Aldebaran
Country of incorporation	Marshall Is.
Statements of income
2015	1/01 - 02/28
JTC Shipping and Trading Ltd | Other
Entity Information [Line Items]
Vessel name	Holding Company	[4]
Country of incorporation	Malta
Statements of income
2017	1/01 - 12/31
2016	1/01 - 12/31
2015	1/01 - 12/31
Navios Maritime Partners L.P. | Other
Entity Information [Line Items]
Vessel name	N/A
Country of incorporation	Marshall Is.
Statements of income
2017	1/01 - 12/31
2016	1/01 - 12/31
2015	1/01 - 12/31
Navios Maritime Operating LLC | Other
Entity Information [Line Items]
Vessel name	N/A
Country of incorporation	Marshall Is.
Statements of income
2017	1/01 - 12/31
2016	1/01 - 12/31
2015	1/01 - 12/31
Navios Partners Finance (US) Inc. | Other
Entity Information [Line Items]
Vessel name	Co-Borrower
Country of incorporation	Delaware
Statements of income
2017	1/01 - 12/31
2016	1/01 - 12/31
2015	1/01 - 12/31
Navios Partners Europe Finance Inc. | Other
Entity Information [Line Items]
Vessel name	Sub-Holding Company
Country of incorporation	Marshall Is.
Statements of income
2017	1/01 - 12/31
2016	1/01 - 12/31
2015	1/01 - 12/31
Navios Partners Containers Finance Inc. | Other
Entity Information [Line Items]
Vessel name	Sub-Holding Company
Country of incorporation	Marshall Is.
Statements of income
2017	05/25 – 08/29
Navios Partners Containers Inc. | Other
Entity Information [Line Items]
Vessel name	Sub-Holding Company
Country of incorporation	Marshall Is.
Statements of income
2017	05/25 – 08/29
Navios Maritime Containers Inc. | Other
Entity Information [Line Items]
Vessel name	Holding Company
Country of incorporation	Marshall Is.
Statements of income
2017	04/28 – 08/29

[1]	The vessel was sold on December 21, 2017 (see Note 7 — Vessels, net).
[2]	The vessel was sold on April 21, 2017 (see Note 7 — Vessels, net).
[3]	The vessel was classified as held for sale as at December 31, 2016 and was sold on January 12, 2017 (see Note 7 — Vessels, net).
[4]	Not a vessel-owning subsidiary and only holds right to charter-in contracts.